Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Outstanding Balance	$ 3,480,000,000	$ 5,021,000,000
Face amount of eligible notes issued	2,000,000,000
Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	0.69%	1.04%
Fees to maintain the secured financing facility	7,000,000	7,200,000
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding Balance	769,000,000	200,000,000
Commercial Paper [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	0.29%	0.19%
Other Short Term Borrowings [Member]
Short-term Debt [Line Items]
Outstanding Balance	2,711,000,000	4,821,000,000
Other Short Term Borrowings [Member] | Bank Overdrafts [Member]
Short-term Debt [Line Items]
Outstanding Balance	$ 470,000,000	$ 489,000,000
Other Short Term Borrowings [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	0.81%	1.08%